TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE RECEIVABLES [abstract]
Schedule of trade receivables
	2017	2018
	RMB’000	RMB’000

Trade receivables	4,148,413	3,922,829
Including: receivables from related parties	2,808,052	2,949,492
Less: Provision for impairment of receivables	(6,203)	(61,212)
	4,142,210	3,861,617

Schedule of aging analysis of the outstanding trade receivables
	2017	2018
	RMB’000	RMB’000

Within 1 year	2,799,028	3,034,930
Over 1 year but within 2 years	763,812	524,652
Over 2 years but within 3 years	522,122	231,879
Over 3 years	63,451	131,368
	4,148,413	3,922,829

Schedule of movements on provision for impairment of trade receivables
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

At 31 December	8,395	4,965	6,203
Change of accounting policy (Note 2.2(a))	-	-	60,704
At 1 January	8,395	4,965	66,907
Provision for impairment	6	5,904	-
Reversal of impairment loss provision	-	-	(5,689)
Written-off	(3,436)	(4,666)	(6)
At 31 December	4,965	6,203	61,212